Consolidated balance sheets R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Statement of financial position [abstract]
Cash	R$ 2,485,641	R$ 1,954,788
Financial assets	127,745,263	90,190,827
Fair value through profit or loss	69,123,669	57,149,446
Securities	58,179,955	49,590,013
Derivative financial instruments	10,943,714	7,559,433
Fair value through other comprehensive income	32,332,377	19,039,044
Securities	32,332,377	19,039,044
Evaluated at amortized cost	26,289,217	14,002,337
Securities	2,238,807	1,828,704
Securities purchased under agreements to resell	8,894,531	6,627,409
Securities trading and intermediation	1,405,651	1,051,566
Accounts receivable	469,086	506,359
Loan operations	12,819,627	3,918,328
Other financial assets	461,515	69,971
Other assets	4,688,125	1,760,999
Recoverable taxes	153,316	127,623
Rights-of-use assets	284,509	183,134
Prepaid expenses	3,982,750	1,393,537
Other	267,550	56,705
Deferred tax assets	1,273,069	505,046
Investments in associates and joint ventures	2,013,365	699,907
Property and equipment	313,964	204,032
Goodwill and Intangible assets	820,975	713,562
Total assets	139,340,402	96,029,161
Financial liabilities	91,358,151	70,600,989
Fair value through profit or loss	14,573,385	10,056,806
Securities	2,665,202	2,237,442
Derivative financial instruments	11,908,183	7,819,364
Evaluated at amortized cost	76,784,766	60,544,183
Securities sold under repurchase agreements	26,281,345	31,839,344
Securities trading and intermediation	15,597,555	20,303,121
Financing instruments payable	24,429,086	5,551,849
Accounts payables	867,526	859,550
Borrowings	1,928,782	284,087
Other financial liabilities	7,680,472	1,706,232
Other liabilities	33,533,688	14,522,206
Social and statutory obligations	1,022,212	667,448
Taxes and social security obligations	549,651	435,849
Private pension liabilities	31,921,400	13,387,913
Provisions and contingent liabilities	29,308	19,711
Other	11,117	11,285
Deferred tax liabilities	28,934	8,352
Total liabilities	124,920,773	85,131,547
Equity attributable to owners of the Parent company	14,416,836	10,894,609
Issued capital	23	23
Capital reserve	14,923,315	10,663,942
Other comprehensive income	(334,563)	230,644
Treasury shares	(171,939)	0
Non-controlling interest	2,793	3,005
Total equity	14,419,629	10,897,614
Total liabilities and equity	R$ 139,340,402	R$ 96,029,161